Other Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Other Income and Expenses [Abstract]
Schedule of Other Nonoperating Income (Expense)	The components are summarized as follows (in millions):

	Year Ended December 31,	2022	2021	2020
Other Income	Gain on remeasurement of investment (1)	$22	$—	$—
	Insurance proceeds (2)	12	—	—
	AFUDC (Utilities)	10	8	5
	Liquidated damages under a power sales agreement	10	—	—
	Legal settlements (3)	6	53	—
	Gain on remeasurement to acquisition-date fair value (4)	5	254	—
	Non-service pension income	5	10	—
	Gain on acquired customer contracts	5	—	—
	Gain on remeasurement of contingent consideration (5)	3	28	—
	Gain on sale of assets (6)	—	24	46
	Gain on pension curtailment	—	11	—
	Other	24	22	24
	Total other income	$102	$410	$75

Other Expense	Cost of disposition of business interests (7)	$15	$—	$—
	Loss on sale and disposal of assets	13	14	7
	Legal contingencies and settlements	8	2	15
	Loss on commencement of sales-type leases (8)	5	13	—
	Loss on sale of receivables (9)	—	9	20
	Other	27	22	11
	Total other expense	$68	$60	$53